MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities Calssified as Available-for-sale Securities

	December 31,
	2021				2020
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
LESS THAN A YEAR

Government and corporate debentures - fixed interest rate	$196,408	$583	$(49)	$196,942	$244,434	$526	$(48)	$244,912
Government-sponsored enterprises	2,501	1	-	2,502	10,006	32	-	10,038
Government and corporate debentures - floating interest rate	10,008	10	-	10,018	34,967	10	-	34,977

	$208,917	$594	$(49)	$209,462	$289,407	$568	$(48)	$289,927

	December 31,
	2021				2020
MORE THAN 1 YEAR THROUGH FIVE YEARS	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Government and corporate debentures - fixed interest rate	$303,429	$239	$(1,636)	$302,032	$494,520	$3,821	$(143)	$498,198
Government-sponsored enterprises	16,460	-	(79)	16,381	21,264	67	-	21,331
Government and corporate debentures - floating interest rate	3,049	1	(3)	3,047	17,331	24	(7)	17,348

	$322,938	$240	$(1,718)	$321,460	$533,115	$3,912	$(150)	$536,877